Trade Receivables - Aging of trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Gross trade receivables	R$ 942,149	R$ 680,395
Neither past due nor impaired
Trade receivables
Gross trade receivables	777,469	567,490
Past due
Trade receivables
Gross trade receivables	164,680	112,905
Past due | 1 to 60 days
Trade receivables
Gross trade receivables	40,719	15,383
Past due | 61 to 90 days
Trade receivables
Gross trade receivables	16,314	8,403
Past due | 91 to 120 days
Trade receivables
Gross trade receivables	10,710	10,347
Past due | 121 to 180 days
Trade receivables
Gross trade receivables	18,346	16,284
Past due | More than 180 days
Trade receivables
Gross trade receivables	R$ 78,591	R$ 62,488